Cover	Nov. 06, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 06, 2026
Entity File Number	000-56332
Entity Registrant Name	Hawkeye Digital, Inc.
Entity Central Index Key	0001750777
Entity Tax Identification Number	83-0799093
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	350 Lincoln Road,
Entity Address, Address Line Two	2nd Floor,
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(800)
Local Phone Number	576-4953
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false